Investments carried under the equity method (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) MW	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments in associates [Abstract]
Investment under the equity method	$ 288,701	$ 288,701	$ 116,614
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Ownership interest		100.00%
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution		$ 8,900
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 181,144	181,144	0
Ownership interest	49.00%
Gross capacity | MW	596
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 989	989	976
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	41,210	$ 41,210	39,204
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method	1,540	$ 1,540	1,587
Ca Ku A1, S.A.P.I. de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method	0	0	30
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method	0	0	0
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method	51,754	51,754	59,116
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method	11,767	11,767	15,514
Other renewable energy associates [Member]
Investments in associates [Abstract]
Investment under the equity method	$ 296	$ 296	$ 186